Schedule of Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	20.47%	20.95%	22.19%	11.46%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	37.45%		46.57%	47.48%
Customer A [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	45.56%	51.69%	48.93%	78.62%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.84%	12.59%	12.07%	11.26%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.22%		13.50%	0.00%
Customer B [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	41.16%	36.30%	38.29%	17.91%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	31.31%	33.54%	34.26%	54.47%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	47.67%		60.07%	47.48%
Customers [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	99.97%	98.71%	99.33%	99.68%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	31.75%
Customer C [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.25%	10.72%	12.11%	3.15%